World Omni Auto Receivables Trust 2012-B Monthly Servicer Certificate May 31, 2013	Exhibit 99.1

Dates Covered
Collections Period	05/01/13 - 05/31/13
Interest Accrual Period	05/15/13 - 06/16/13
30/360 Days	30
Actual/360 Days	33
Distribution Date	06/17/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/13	565,668,199.26	32,734
Yield Supplement Overcollateralization Amount at 04/30/13	11,049,689.38	0

Receivables Balance at 04/30/13	576,717,888.64	32,734
Principal Payments	19,884,374.73	807
Defaulted Receivables	799,205.94	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/13	10,499,710.24	0

Pool Balance at 05/31/13	545,534,597.73	31,891

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507
Delinquent Receivables:
Past Due 31-60 days	5,640,879.28	482
Past Due 61-90 days	1,189,314.87	81
Past Due 91 + days	212,228.89	17

Total	7,042,423.04	580

Total 31+ Delinquent as % Ending Pool Balance	1.29%

Recoveries	540,106.42
Aggregate Net Losses/(Gains) - May 2013	259,099.52

Overcollateralization Target Amount	24,549,056.90
Actual Overcollateralization	24,549,056.90

Weighted Average APR	3.96%
Weighted Average APR, Yield Adjusted	4.95%
Weighted Average Remaining Term	53.53

Flow of Funds	$ Amount
Collections	22,309,288.70
Advances	6,102.63
Investment Earnings on Cash Accounts	1,130.00
Servicing Fee	(480,598.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	21,835,923.09

Distributions of Available Funds
(1) Class A Interest	245,514.32
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	19,227,589.46
(7) Distribution to Certificateholders	2,350,150.54
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	21,835,923.09

Servicing Fee	480,598.24
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount
Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 05/15/13	540,213,130.29
Principal Paid	19,227,589.46
Note Balance @ 06/17/13	520,985,540.83

Class A-1
Note Balance @ 05/15/13	24,356,130.29
Principal Paid	19,227,589.46
Note Balance @ 06/17/13	5,128,540.83
Note Factor @ 06/17/13	3.0527029%

Class A-2
Note Balance @ 05/15/13	218,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	218,000,000.00
Note Factor @ 06/17/13	100.0000000%

Class A-3
Note Balance @ 05/15/13	176,000,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	176,000,000.00
Note Factor @ 06/17/13	100.0000000%

Class A-4
Note Balance @ 05/15/13	107,515,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	107,515,000.00
Note Factor @ 06/17/13	100.0000000%

Class B
Note Balance @ 05/15/13	14,342,000.00
Principal Paid	0.00
Note Balance @ 06/17/13	14,342,000.00
Note Factor @ 06/17/13	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	258,183.09
Total Principal Paid	19,227,589.46

Total Paid	19,485,772.55

Class A-1
Coupon	0.24000%
Interest Paid	5,358.35
Principal Paid	19,227,589.46

Total Paid to A-1 Holders	19,232,947.81

Class A-2
Coupon	0.43000%
Interest Paid	78,116.67
Principal Paid	0.00

Total Paid to A-2 Holders	78,116.67

Class A-3
Coupon	0.61000%
Interest Paid	89,466.67
Principal Paid	0.00

Total Paid to A-3 Holders	89,466.67

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00

Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00

Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.3775396
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.1163890

Total Distribution Amount	28.4939286

A-1 Interest Distribution Amount	0.0318949
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	114.4499373

Total A-1 Distribution Amount	114.4818322

A-2 Interest Distribution Amount	0.3583333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.3583333

A-3 Interest Distribution Amount	0.5083334
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.5083334

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.8833336

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Advances
Balance as of 04/30/13	60,538.96
Balance as of 05/31/13	66,641.59
Change	6,102.63

Reserve Account
Balance as of 05/15/13	1,748,995.36
Investment Earnings	86.81
Investment Earnings Paid	(86.81)
Deposit/(Withdrawal)	—
Balance as of 06/17/13	1,748,995.36
Change	—

Required Reserve Amount	1,748,995.36